Stock-based compensation	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Stock-based Compensation

Note 39 - Stock-based compensation

The Corporation maintained a Stock Option Plan (the “Stock Option Plan”), which permitted the granting of incentive awards in the form of qualified stock options, incentive stock options, or non-statutory stock options of the Corporation. In April 2004, the Corporation’s shareholders adopted the Popular, Inc. 2004 Omnibus Incentive Plan (the “Incentive Plan”), which replaced and superseded the Stock Option Plan. The adoption of the Incentive Plan did not alter the original terms of the grants made under the Stock Option Plan prior to the adoption of the Incentive Plan.

Stock Option Plan

Employees and directors of the Corporation or any of its subsidiaries were eligible to participate in the Stock Option Plan. The Board of Directors or the Compensation Committee of the Board had the absolute discretion to determine the individuals that were eligible to participate in the Stock Option Plan. This plan provided for the issuance of Popular, Inc.’s common stock at a price equal to its fair market value at the grant date, subject to certain plan provisions. The shares are to be made available from authorized but unissued shares of common stock or treasury stock. The Corporation’s policy has been to use authorized but unissued shares of common stock to cover each grant. The maximum option term is ten years from the date of grant. Unless an option agreement provides otherwise, all options granted are 20% exercisable after the first year and an additional 20% is exercisable after each subsequent year, subject to an acceleration clause at termination of employment due to retirement.

As of December 31, 2016 there were no stock options outstanding. During the first quarter of 2015, all stock options outstanding which amounted to 44,797 with a weighted-average exercise price of $ 272 expired.

Incentive Plan

The Incentive Plan permits the granting of incentive awards in the form of Annual Incentive Awards, Long-term Performance Unit Awards, Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Units or Performance Shares. Participants in the Incentive Plan are designated by the Compensation Committee of the Board of Directors (or its delegate as determined by the Board). Employees and directors of the Corporation and/or any of its subsidiaries are eligible to participate in the Incentive Plan.

Under the Incentive Plan, the Corporation has issued restricted shares, which become vested based on the employees’ continued service with Popular. Unless otherwise stated in an agreement, the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant and the second part is vested at termination of employment after attainment of 55 years of age and 10 years of service. The five-year vesting part is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on 2014 and thereafter was modified as follows, the first part ratably over four years commencing at the date of the grant and the second part is vested at termination of employment after attainment the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. The four year vesting part is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. The restricted shares granted, consistent with the requirements of the Troubled Asset Relief Program (“TARP”) Interim Final Rule, vest in two years from grant date.

The following table summarizes the restricted stock activity under the Incentive Plan for members of management.

(Not in thousands)	Shares	Weighted-average grant date fair value
Non-vested at January 1, 2014	585,247	$21.16
Granted	365,831	29.86
Vested	(311,078)	19.02
Forfeited	(11,991)	29.33
Non-vested at December 31, 2014	628,009	$27.13
Granted	323,814	33.37
Vested	(430,646)	30.45
Forfeited	(25,446)	28.65
Non-vested at December 31, 2015	495,731	$28.25
Granted	344,488	25.86
Quantity adjusted by TSR factor	39,566	24.37
Vested	(487,784)	27.72
Forfeited	(8,019)	29.13
Non-vested at December 31, 2016	383,982	$26.35

During the year ended December 31, 2016, 279,890 shares of restricted stock (2015 - 231,830; 2014 - 365,831) were awarded to management under the Incentive Plan, from which no shares were awarded to management consistent with the requirements of the TARP Interim Final Rule during 2016 and 2015 (2014 - 162,332).

Beginning in 2015, the Corporation authorized the issuance of performance shares, in addition to restricted shares, under the Incentive Plan. The performance share awards consist of the opportunity to receive shares of Popular, Inc.’s common stock provided that the Corporation achieves certain goals during a three-year performance cycle. The goals will be based on two metrics weighted equally: the Relative Total Shareholder Return (“TSR”) and the Absolute Earnings per Share (“EPS”) goals. The TSR metric is considered to be a market condition under ASC 718. For equity settled awards based on a market condition, the fair value is determined as of the grant date and is not subsequently revised based on actual performance. The EPS performance metric is considered to be a performance condition under ASC 718. The fair value is determined based on the probability of achieving the EPS goal as of each reporting period. The TSR and EPS metrics are equally weighted and work independently. The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS) conditions. The performance shares vest at the end of the three-year performance cycle. The vesting is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. For the year ended December 31, 2016, 64,598 performance shares (2015 - 91,984) were granted under this plan.

During the year ended December 31, 2016, the Corporation recognized $ 7.3 million of restricted stock expense related to management incentive awards, with a tax benefit of $ 1.4 million (2015 - $ 10.7 million, with a tax benefit of $ 1.6 million; 2014 - $ 6.8 million, with a tax benefit of $ 1.1 million). During the year ended December 31, 2016, the fair market value of the restricted stock vested was $8.7 million at grant date and $9.0 million at vesting date. This triggers a windfall, net of shortfalls, of $0.1 million of which $47 thousand was recorded as a windfall pool in additional paid in capital. No windfall pool was recorded for the remaining $54 thousand due to the valuation allowance of the deferred tax asset. During the year ended December 31, 2016 the Corporation recognized $1.5 million of performance shares expense, with a tax benefit of $ 0.1 million (2015 - $2.2 million, with a tax benefit of $ 0.2 million). The total unrecognized compensation cost related to non-vested restricted stock awards to members of management at December 31, 2016 was $ 7.4 million and is expected to be recognized over a weighted-average period of 2.4 years.

The following table summarizes the restricted stock activity under the Incentive Plan for members of the Board of Directors:

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2014	-	-
Granted	23,135	$30.43
Vested	(23,135)	30.43
Forfeited	-	-
Non-vested at December 31, 2014	-	-
Granted	22,119	$32.29
Vested	(22,119)	32.29
Forfeited	-	-
Non-vested at December 31, 2015	-	-
Granted	40,517	$29.77
Vested	(40,517)	29.77
Forfeited	-	-
Non-vested at December 31, 2016	-	-

During the year ended December 31, 2016, the Corporation granted 40,517 shares of restricted stock to members of the Board of Directors of Popular, Inc., which became vested at grant date (2015 - 22,119; 2014 – 23,135). During this period, the Corporation recognized $1.1 million of restricted stock expense related to these restricted stock grants, with a tax benefit of $0.1 million (2015 - $0.5 million, with a tax benefit of $77 thousand; 2014 - $0.5 million, with a tax benefit of $57 thousand). The fair value at vesting date of the restricted stock vested during the year ended December 31, 2016 for directors was $1.2 million.